BUSINESS COMBINATIONS (Schedule of Fair Value of Assets Acquired and Liabilites Assumed) (Details) (USD $)	May 12, 2011
BUSINESS COMBINATIONS [Abstract]
Fair value of consideration transferred	$ 274,232
Fair value of assets acquired and liabilities assumed:
Cash	61,995
Accounts receivable	69,355
Prepaid expenses	10,050
Computer equipment	85,000
Other intangible assets	408,000
Goodwill	238,678
Fair value of assets acquired	873,078
Liabilities assumed:
Accounts payable	68,353
Outstanding credit card balances	90,207
Revolving credit lines	148,952
Accrued liabilities and deferred revenue	122,203
Deferred tax liability	169,131
Fair value of liabilities	598,846
Total Purchase Price	$ 274,232